Loans Receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Loans Receivable	Loans Receivable
The Account’s loan receivable portfolio is primarily comprised of mezzanine loans secured by the borrower’s indirect interest in commercial real estate. Mezzanine loans are subordinate to first mortgages on the underlying real estate collateral. The following property types represent the underlying real estate collateral for the Account's mezzanine loans (in millions):

	December 31, 2021			December 31, 2020
	Principal Outstanding	Fair Value	% of Fair Value	Principal Outstanding	Fair Value	% of Fair Value
Office(1)	$862.4	$853.4	57.2%	$794.5	$778.4	49.9%
Apartments(1)	253.3	252.0	16.9%	262.2	259.7	16.6%
Industrial	161.4	161.3	10.8%	194.3	194.3	12.4%
Storage	—	—	—%	82.0	73.8	4.7%
Hotel	125.3	125.3	8.4%	135.3	129.9	8.3%
Retail	101.7	100.6	6.7%	128.6	126.5	8.1%
	$1,504.1	$1,492.6	100.0%	$1,596.9	$1,562.6	100.0%
(1) Includes loans receivable with related parties.
The Account monitors the risk profile of the loan receivable portfolio with the assistance of a third-party rating service that models the loans and assigns risk ratings based on inputs such as loan-to-value ratios, yields, credit quality of the borrowers, property types of the collateral, geographic and local market dynamics, physical condition of the collateral, and the underlying structure of the loans. Ratings for loans are updated monthly. Assigned ratings can range from AAA to C, with an AAA designation representing debt with the lowest level of credit risk and C representing a greater risk of default or principal loss. Loans that are more than 90 days past due are classified as delinquent and assigned a D rating. Mezzanine debt in good health is typically reflective of a risk rating in the B range (e.g., BBB, BB, or B), as these ratings reflect borrowers' having adequate financial resources to service their financial commitments, but also acknowledging that adverse economic conditions, should they occur, would likely impede on a borrowers' ability to pay. All borrowers of loans rated C or higher are current as of December 31, 2021.
The following table presents the fair values of the Account's loan portfolio based on the risk ratings as of December 31, 2021, listed in order of the strength of the risk rating (from strongest to weakest):

	December 31, 2021			December 31, 2020
	Number of Loans	Fair Value	% of Fair Value	Number of Loans	Fair Value	% of Fair Value
AA	1	62.6	4.2%	—	—	—%
A	4	248.5	16.6%	—	—	—%
BBB	6	374.7	25.1%	1	69.6	4.5%
BB	10	437.8	29.3%	10	444.6	28.5%
B	5	144.3	9.7%	11	758.2	48.5%
C	2	154.8	10.4%	2	147.0	9.4%
D	—	—	—%	1	73.8	4.7%
NR(1)	3	69.9	4.7%	2	69.4	4.4%
	31	$1,492.6	100.0%	27	$1,562.6	100.0%
(1) "NR" designates loans not assigned an internal credit rating. As of December 31, 2021 and 2020, this is comprised of three loans with related parties. The loans are collateralized by equity interests in real estate investments.